RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION
Losses on receivables from broker dealers or clearing organizations	$ 0	$ 0
Bad debt expense	$ 15,000	$ 396,826